Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2025	Mar. 31, 2025
Depreciation and amortization	$ 300,410	$ 0
Depreciation and amortization	378,109		$ 45,552
SWC and Skytech [Member]
Aggregate net book value	$ 24,800,000		59,000		$ 24,800,000	$ 59,000
Depreciation and amortization			$ 19,519	$ 0
Skytech [Member]
Aggregate net book value						$ 59,492